Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Commitment And Contingencies [Abstract]
Schedule of commitments and contingencies
2017	$1,250,521
2018	1,215,187
2019	1,038,521
2020	1,038,521
2021	1,178,504
Thereafter	376,350
$6,097,604